UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22637

TRIANGLE FUND LLC

(Exact name of registrant as specified in charter)

745 Seventh Avenue

New York NY 10019

(Address of principal executive offices) (Zip code)

Shirin Emami

Barclays Capital Inc.

745 Seventh Avenue

New York NY 10019

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 212-412-7552

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Schedule of Investments for quarter ended February 29, 2012

(Unaudited)

BARCLAYS TRIANGLE FUND LLC

SCHEDULE OF PORTFOLIO INVESTMENTS*

AS OF FEBRUARY 29, 2012 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 94.8%
1,000,000	U.S. Treasury Notes, 1.000%, 03/31/12 (Cost $1,000,801)	1,000,625

	Total Investments — 94.8% (Cost $1,000,801)	1,000,625
	Other Assets in Excess of Liabilities — 5.2%	54,608

	NET ASSETS — 100.0%	$1,055,233

Percentages indicated are based on net assets.

*	The Fund commenced operations on December 1, 2011.

As of February 29, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(176)

Net unrealized appreciation/depreciation	$(176)

Federal income tax cost of investments	$1,000,801

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$—	$1,000,625	$—	$1,000,625

There were no transfers between Levels 1 and 2 during the period ended February 29, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-Q are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRIANGLE FUND LLC

By:	/s/ Nizam Siddiq
Nizam Siddiq
President and Chief Executive Officer
April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nizam Siddiq
Nizam Siddiq
President and Chief Executive Officer
April 27, 2012

By:	/s/ Peter Nguyen
Peter Nguyen
Treasurer and Chief Financial Officer
April 27, 2012